Income Taxes (Tables) - Virtu Financial, LLC and subsidiaries	12 Months Ended
Dec. 31, 2014
Summary of net income (loss) before income taxes

	December 31,
	2014	2013	2012
(in thousands)
U.S. operations	$158,487	$136,744	$82,330
Non-U.S. operations	35,071	50,856	6,998
	$193,558	$187,600	$89,328

Summary of provision for income taxes

	December 31,
(in thousands)	2014	2013	2012
Current provision
Non-U.S.	$4,263	$3,660	$2,292
Deferred provision (benefit)
Non-U.S.	(762)	1,737	(524)
Provision for income taxes	$3,501	$5,397	$1,768

Schedule of reconciliation of the tax provision at U.S. Federal Statutory Rate to the provision for income taxes

	December 31,
	2014		2013		2012
(in thousands, except percentages)
Tax provision at the U.S. federal statutory rate	$—	—	$—	—	$—	—
Foreign taxes	3,501	1.8%	5,397	2.9%	1,768	2%
Provision for income taxes	$3,501	1.8%	$5,397	2.9%	$1,768	2%

Schedule of components of deferred tax assets and liabilities

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Other	$12	$171
Share-based compensation	$947	106
Fixed assets	$18	—
Tax credits and net operating loss carryforwards	—	724
Total deferred income tax assets	$977	$1,001
Deferred income tax liabilities
Fixed assets	$—	$872
Total deferred income tax liabilities	$—	$872